Income Taxes	12 Months Ended
Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Income Taxes [Text Block]

Note 4 — Income Taxes

The Company uses the asset and liability method of accounting for deferred income taxes wherein deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes at rates expected to be in effect when the differences are realized. During fiscal 2009, the Company incurred net losses and therefore has no current tax liability. The net deferred tax asset generated by the Company’s net operating loss carry-forwards has been fully reserved. The cumulative net operating loss carry-forward is approximately $79,000 as at April 30, 2012. Under current tax laws, the net operating loss is set to expire on April 30, 2032.

At April 30, 2012 and April 30, 2012, deferred tax assets consisted of the following:

	2012	2011

Deferred tax assets	$14,560	$2,153

Less: valuation allowance	(14,560)	(2,153)

Net deferred tax assets	$—	$—